UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Adasina Social Justice All Cap Global ETF Ticker: JSTC (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$45	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$219,397
Number of Holdings	634
Portfolio Turnover	42%

Sector Breakdown
(% of Total Net Assets)

Top 10 Geographic Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	2.2
Visa, Inc.	2.0
Eli Lilly & Co.	2.0
NXP Semiconductors NV	1.7
Mastercard, Inc.	1.7
AT&T, Inc.	1.4
International Business Machines Corp.	1.3
S&P Global, Inc.	1.3
Hydro One Ltd.	1.2
Merck & Co Inc	1.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adasinaetf.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2025 (Unaudited)

Tidal ETF Trust

Adasina Social Justice All Cap Global ETF               | JSTC     | NYSE Arca, Inc.

Adasina Social Justice
All Cap Global ETF
Table of Contents

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.5%
Interpublic Group of Cos., Inc. (a)	39,472	$1,081,533

Agriculture - 0.0%(b)
GrainCorp Ltd. - Class A	13,766	59,409

Apparel - 0.4%
Asics Corp.	20,502	453,590
On Holding AG - Class A (c)	6,361	308,381
Puma SE	1,306	39,158
		801,129

Auto Manufacturers - 0.6%
Geely Automobile Holdings Ltd.	329,999	744,317
Great Wall Motor Co. Ltd. - Class H	248,056	410,848
Rivian Automotive, Inc. - Class A (a)(c)	20,464	242,294
		1,397,459

Auto Parts & Equipment - 0.4%
Aurora Innovation, Inc. (c)	31,164	226,562
BorgWarner, Inc.	3,002	89,370
Sumitomo Electric Industries Ltd.	26,526	460,920
		776,852

Banks - 4.0%
1st Source Corp.	1,037	67,301
Banca Mediolanum SpA	3,953	55,870
Banco BPM SpA	40,730	407,495
Banco de Credito e Inversiones SA	1,590	53,894
Banco de Sabadell SA	185,601	513,060
Bancolombia SA - ADR	2,384	99,461
Bank Central Asia Tbk PT	1,224,057	621,995
Bank of Chengdu Co. Ltd. - Class A	32,500	71,620
Bank of Suzhou Co. Ltd. - Class A	47,000	48,206
Banque Cantonale Vaudoise (c)	461	49,051
BDO Unibank, Inc.	256,645	663,823
City Holding Co.	682	81,151
Credicorp Ltd.	2,140	391,663
Cullen/Frost Bankers, Inc.	477	65,363
East West Bancorp, Inc.	5,232	494,058
Erste Group Bank AG	8,619	579,417
FinecoBank Banca Fineco SpA	19,124	357,205
Grupo Financiero Inbursa SAB de CV (c)	45,236	104,554
Hang Seng Bank Ltd.	9,163	128,434
Hope Bancorp, Inc.	4,584	50,057
M&T Bank Corp. (a)	4,430	849,320
Malayan Banking Bhd	756,619	1,817,581
NU Holdings Ltd. - Class A (c)	37,159	399,459
Prosperity Bancshares, Inc.	867	66,551
RHB Bank Bhd.	107,857	167,012
S&T Bancorp, Inc.	1,324	53,251
Sandy Spring Bancorp, Inc.	1,270	40,602
SpareBank 1 Sor-Norge ASA	3,503	49,538
Stock Yards Bancorp, Inc.	669	48,743
Thanachart Capital PCL - NVDR	37,743	52,739
Triumph Financial, Inc. (c)	695	47,851
Valiant Holding AG	672	86,248

The accompanying notes are an integral part of these financial statements.

1

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Valley National Bancorp	4,368	42,981
Walker & Dunlop, Inc.	643	55,086
Webster Financial Corp.	895	50,406
Westamerica BanCorp	1,085	56,550
Western Alliance Bancorp	777	67,537
		8,855,133

Beverages - 2.2%
Ambev SA - ADR	371,595	769,202
Anheuser-Busch InBev SA/NV - ADR (a)	14,493	867,261
Celsius Holdings, Inc. (a)(c)	509	13,076
Constellation Brands, Inc. - Class A (a)	4,400	772,200
Fraser & Neave Holdings Bhd.	24,898	139,485
Keurig Dr Pepper, Inc.	46,777	1,567,965
Monster Beverage Corp. (a)(c)	12,302	672,304
		4,801,493

Biotechnology - 0.5%
HLB, Inc. (c)	864	52,741
Illumina, Inc. (c)	483	42,862
Innoviva, Inc. (c)	2,759	49,441
Omniab, Inc. - $12.50 Earnout(c)(d)	119	0
Omniab, Inc. - $15.00 Earnout(c)(d)	119	0
Vertex Pharmaceuticals, Inc. (c)	1,913	917,838
		1,062,882

Building Materials - 0.9%
American Woodmark Corp. (c)	713	44,263
Belimo Holding AG (c)	66	44,439
Lennox International, Inc.	2,443	1,468,365
Masco Corp.	715	53,754
Modine Manufacturing Co. (a)(c)	752	63,589
Simpson Manufacturing Co., Inc.	461	75,789
SPX Technologies, Inc. (c)	908	132,250
The AZEK Co., Inc. (c)	1,574	73,742
Trex Co., Inc. (c)	612	37,754
		1,993,945

Chemicals - 1.8%
Aica Kogyo Co. Ltd.	2,323	50,454
Axalta Coating Systems Ltd. (c)	7,321	265,093
DIC Corp.	5,013	106,617
EMS-Chemie Holding AG	1,370	956,608
HB Fuller Co.	3,199	181,511
Kaneka Corp.	3,021	74,836
KCC Corp.	435	77,164
MEC Co. Ltd.	2,095	35,048
Mitsui Chemicals, Inc.	4,717	104,954
Nitto Denko Corp.	24,596	477,900
Quaker Chemical Corp.	966	134,293
Rogers Corp. (c)	639	51,082
RPM International, Inc. (a)	8,359	1,035,597
Sensient Technologies Corp.	2,320	161,008
Teijin Ltd.	6,257	54,828
Toray Industries, Inc.	22,356	147,759
		3,914,752

The accompanying notes are an integral part of these financial statements.

2

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Commercial Services - 5.3%
ADT, Inc. (a)	6,720	55,037
API Group Corp. (c)	2,680	105,244
Automatic Data Processing, Inc.	6,350	2,001,393
Boyd Group Services, Inc.	287	48,253
CCR SA	15,212	30,380
Corpay, Inc. (c)	1,031	378,428
Dai Nippon Printing Co. Ltd.	2,986	43,137
Deluxe Corp.	2,982	49,084
Euronet Worldwide, Inc. (c)	669	68,546
EVERTEC, Inc.	1,456	54,367
Experian PLC	8,933	423,372
Graham Holdings Co. - Class B	86	84,604
Huron Consulting Group, Inc. (c)	441	67,235
Insperity, Inc. (a)	773	68,001
ISS A/S	2,538	57,195
Jasa Marga Persero Tbk PT	158,185	33,965
Jiangsu Expressway Co. Ltd. - Class H	45,117	51,345
Korn Ferry	1,319	86,592
MarketAxess Holdings, Inc.	468	90,226
Matthews International Corp. - Class A	1,436	35,785
Moody's Corp.	3,945	1,988,043
Promotora y Operadora de Infraestructura SAB de CV	5,048	50,439
Quanta Services, Inc.	3,309	859,116
Recruit Holdings Co. Ltd.	7,328	427,927
Robert Half, Inc. (a)	1,741	102,876
S&P Global, Inc.	5,221	2,786,656
Shenzhen International Holdings Ltd.	55,027	50,382
Sichuan Expressway Co. Ltd. - Class H	111,658	48,388
The Bidvest Group Ltd.	3,003	39,706
TOPPAN Holdings, Inc.	1,735	50,912
TriNet Group, Inc.	637	46,953
Verisk Analytics, Inc.	2,839	842,927
WEX, Inc. (c)	507	79,650
WillScot Holdings Corp. (a)(c)	2,718	89,558
Wolters Kluwer NV	2,431	373,168
		11,668,890

Computers - 5.9%
Amdocs Ltd.	1,288	112,378
Asseco Poland SA	2,667	92,668
Bytes Technology Group PLC	10,265	54,208
Capgemini SE	678	105,168
Cognizant Technology Solutions Corp. - Class A	10,937	911,380
CyberArk Software Ltd. (c)	1,537	559,237
Elm Co.	267	75,808
ExlService Holdings, Inc. (c)	1,460	70,737
Genpact Ltd.	2,555	135,977
HP, Inc.	57,536	1,776,136
Insight Enterprises, Inc. (c)	363	55,858
International Business Machines Corp.	11,075	2,795,773
Lenovo Group Ltd.	447,147	665,847
Logitech International SA	6,761	662,424
NetApp, Inc.	17,076	1,704,356
NetScout Systems, Inc. (c)	2,798	62,927
Okta, Inc. - Class A (c)	4,969	449,645
Otsuka Corp.	2,340	50,948
Pure Storage, Inc. - Class A (a)(c)	17,912	939,843

The accompanying notes are an integral part of these financial statements.

3

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Quanta Computer, Inc.	61,277	467,806
Sandisk Corp. (c)	5,721	268,029
Varonis Systems, Inc. (c)	1,808	77,690
Western Digital Corp. (c)	17,163	839,786
Wiwynn Corp.	757	45,333
		12,979,962

Cosmetics & Personal Care - 0.1%
Amorepacific Corp. (c)	407	32,607
LG H&H Co. Ltd. (c)	194	42,370
Prestige Consumer Healthcare, Inc. (c)	794	67,291
Unicharm Corp.	19,006	142,455
		284,723

Distribution & Wholesale - 1.1%
Bunzl PLC	4,191	177,732
Core & Main, Inc. - Class A (c)	2,249	114,721
D'ieteren Group	2,614	434,697
H&E Equipment Services, Inc.	1,231	118,053
Nagase & Co. Ltd.	1,151	20,993
OPENLANE, Inc. (c)	3,887	86,680
Pool Corp. (a)	1,205	418,135
Resideo Technologies, Inc. (c)	2,486	47,756
ScanSource, Inc. (c)	1,527	55,903
SiteOne Landscape Supply, Inc. (c)	441	55,703
Travis Perkins PLC (c)	4,549	37,346
W.W. Grainger, Inc.	779	795,523
WESCO International, Inc.	603	108,823
		2,472,065

Diversified Financial Services - 8.0%
Affiliated Managers Group, Inc.	601	102,681
Anima Holding SpA (e)	6,618	47,731
Artisan Partners Asset Management, Inc. - Class A (a)	2,635	111,250
Banca IFIS SpA	2,226	50,329
Capitec Bank Holdings Ltd.	2,697	446,444
Cboe Global Markets, Inc.	1,913	403,260
Columbia Financial, Inc. (c)	2,935	46,578
Coronation Fund Managers Ltd.	25,637	53,075
CTBC Financial Holding Co. Ltd.	39,010	48,447
Deutsche Boerse AG	4,244	1,108,735
First National Financial Corp.	3,769	106,303
Fubon Financial Holding Co. Ltd.	16,561	46,585
GF Securities Co. Ltd. - Class H	72,994	96,493
Guotai Junan Securities Co. Ltd. - Class H	498,245	761,159
Helia Group Ltd.	8,107	30,803
Houlihan Lokey, Inc. - Class A	4,776	827,920
iFAST Corp. Ltd.	8,526	54,362
IGM Financial, Inc.	6,471	204,792
Japan Exchange Group, Inc.	6,013	62,945
London Stock Exchange Group PLC	7,961	1,187,349
Man Group PLC	17,306	46,414
Mastercard, Inc. - Class A	6,495	3,743,133
Mega Financial Holding Co. Ltd.	59,568	71,981
Mr Cooper Group, Inc. (c)	553	62,141
Nasdaq, Inc.	20,292	1,679,772
Nordnet AB publ	2,205	49,912
OneMain Holdings, Inc.	2,246	120,700

The accompanying notes are an integral part of these financial statements.

4

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Pagseguro Digital Ltd. - Class A (a)(c)	5,994	44,116
Qifu Technology, Inc. - ADR	1,265	50,701
Samsung Card Co. Ltd.	1,446	44,431
Samsung Securities Co. Ltd.	1,321	41,177
Singapore Exchange Ltd.	4,785	47,715
Taiwan Cooperative Financial Holding Co. Ltd.	58,311	43,628
TMX Group Ltd.	5,013	178,903
Tradeweb Markets, Inc. - Class A	5,712	773,233
Virtus Investment Partners, Inc.	332	62,340
Visa, Inc. - Class A	12,016	4,358,323
VZ Holding AG	276	46,497
Western Union Co. (a)	12,524	135,635
Yuanta Financial Holding Co. Ltd.	43,737	48,852
		17,446,845

Electric - 2.2%
Auren Energia SA	45,636	60,967
China Yangtze Power Co. Ltd. - Class A	333,900	1,255,243
Hydro One Ltd. (e)	83,965	2,701,009
Meridian Energy Ltd.	26,893	88,910
Sichuan Chuantou Energy Co., Ltd. - Class A	351,500	722,478
		4,828,607

Electrical Components & Equipment - 0.2%
Belden, Inc. (a)	1,093	120,263
EnerSys	1,734	175,984
Furukawa Electric Co. Ltd.	1,548	63,874
Ningbo Sanxing Medical Electric Co. Ltd. - Class A	9,900	37,312
Novanta, Inc. (c)	473	68,415
SWCC Corp.	986	39,585
		505,433

Electronics - 1.3%
Allegion PLC	9,023	1,161,350
Avnet, Inc. (a)	1,840	92,994
E Ink Holdings, Inc.	5,119	42,980
Hexing Electrical Co. Ltd. - Class A	8,700	38,440
Hirose Electric Co. Ltd.	402	46,444
NEXTracker, Inc. - Class A (c)	929	40,895
NIDEC CORP.	21,387	380,991
Oxford Instruments PLC	1,712	41,302
Spectris PLC	2,267	82,152
TDK Corp.	53,918	567,464
Venture Corp. Ltd.	10,020	93,603
WPG Holdings Ltd.	19,513	42,222
WUS Printed Circuit Kunshan Co. Ltd. - Class A	24,800	119,417
Yageo Corp.	8,494	146,517
Yokogawa Electric Corp.	1,989	37,636
		2,934,407

Energy - Alternate Sources - 0.6%
China Three Gorges Renewables Group Co. Ltd. - Class A	911,400	525,577
Hengtong Optic-electric Co. Ltd. - Class A	22,900	48,924
Landis+Gyr Group AG	1,157	64,759
Neoen SA (e)	4,031	167,060
Scatec ASA (c)	8,239	59,355
Vestas Wind Systems A/S (c)	33,352	471,613
		1,337,288

The accompanying notes are an integral part of these financial statements.

5

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Engineering & Construction - 1.4%
Aena SME SA (e)	6,515	1,455,396
Comfort Systems USA, Inc.	1,435	521,378
CTCI Corp.	21,157	27,210
Dayamitra Telekomunikasi PT	1,440,403	52,994
Dycom Industries, Inc. (a)(c)	610	99,955
Frontdoor, Inc. (c)	1,297	58,988
INFRONEER Holdings, Inc.	5,792	44,585
Kajima Corp.	3,107	64,204
Nishimatsu Construction Co. Ltd.	1,701	55,265
Obayashi Corp.	3,350	44,972
SATS Ltd.	15,958	35,967
Shimizu Corp.	6,088	55,691
SPIE SA	2,476	88,272
Taisei Corp.	1,033	46,312
TopBuild Corp. (c)	1,544	473,066
		3,124,255

Entertainment - 0.7%
Aristocrat Leisure Ltd.	16,808	753,595
Betsson AB - Class B	3,993	60,391
Flutter Entertainment PLC (c)	995	272,871
IMAX Corp. (c)	3,047	78,003
International Game Technology PLC	5,344	94,749
Light & Wonder, Inc. (c)	825	91,971
OPAP SA	4,231	75,244
The Lottery Corp. Ltd.	64,138	189,451
		1,616,275

Environmental Control - 0.5%
Fluidra SA	2,002	46,181
Sweco AB (c)	3,072	52,883
Veralto Corp.	10,561	1,053,565
		1,152,629

Food - 1.1%
Aeon Co. Ltd.	3,186	77,887
Aryzta AG (c)	38,789	79,792
Axfood AB	3,886	82,570
Bid Corp. Ltd.	5,212	126,390
Dino Polska SA (c)(e)	480	59,551
J & J Snack Foods Corp.	313	41,141
Kesko Oyj - Class B	5,745	109,100
Kobe Bussan Co. Ltd.	2,196	48,599
Lamb Weston Holdings, Inc.	1,977	102,547
Lien Hwa Industrial Holdings Corp.	39,553	62,682
Maple Leaf Foods, Inc.	6,035	106,661
Orion Corp	520	36,221
Ridley Corp. Ltd.	24,912	40,743
Seven & i Holdings Co. Ltd.	59,871	851,810
The J.M. Smucker Co.	2,500	276,325
The North West Co., Inc.	4,014	129,764
Tingyi Cayman Islands Holding Corp.	45,536	66,285
United Natural Foods, Inc. (c)	1,892	60,147
		2,358,215

The accompanying notes are an integral part of these financial statements.

6

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Food Service - 0.3%
Compass Group PLC	16,341	570,564

Forest Products & Paper - 0.0%(b)
Cascades, Inc.	8,388	65,332

Hand & Machine Tools - 1.0%
Konecranes Oyj	914	65,113
MSA Safety, Inc.	808	132,270
Snap-on, Inc.	5,645	1,925,905
		2,123,288

Healthcare - Products - 3.7%
Asahi Intecc Co. Ltd.	2,673	43,316
AtriCure, Inc. (c)	1,235	47,844
Avantor, Inc. (c)	7,386	123,346
CONMED Corp.	1,059	62,661
ConvaTec Group PLC (e)	21,437	70,018
Danaher Corp.	9,546	1,983,277
Demant A/S (c)	1,116	40,277
EBOS Group Ltd.	4,761	105,246
Enovis Corp. (c)	1,537	59,405
Envista Holdings Corp. (c)	4,255	85,015
Glaukos Corp. (c)	681	81,734
Haemonetics Corp. (a)(c)	904	59,212
ICU Medical, Inc. (c)	661	96,724
IDEXX Laboratories, Inc. (c)	2,265	990,054
Inspire Medical Systems, Inc. (c)	242	44,913
Integer Holdings Corp. (a)(c)	836	102,995
Integra LifeSciences Holdings Corp. (c)	2,735	63,479
Intuitive Surgical, Inc. (c)	3,250	1,862,737
Lantheus Holdings, Inc. (c)	641	60,139
Merit Medical Systems, Inc. (a)(c)	951	97,040
Nipro Corp.	5,463	47,400
Patterson Cos, Inc.	2,124	66,141
Repligen Corp. (c)	323	51,441
ResMed, Inc.	1,816	424,072
Sonova Holding AG	834	267,139
Straumann Holding AG	3,337	451,406
Teleflex, Inc.	763	101,288
TransMedics Group, Inc. (a)(c)	575	43,884
Varex Imaging Corp. (c)	2,835	36,458
Waters Corp. (c)	1,177	444,129
West Pharmaceutical Services, Inc.	725	168,446
		8,181,236

Healthcare - Services - 2.1%
Bangkok Dusit Medical Services PCL	820,006	580,705
Centene Corp. (c)	10,967	637,841
Chemed Corp.	204	122,563
CorVel Corp. (c)	456	50,283
Dr Sulaiman Al Habib Medical Services Group Co.	9,433	705,783
ICON PLC (c)	3,775	717,326
IHH Healthcare Bhd.	344,203	574,636
Labcorp Holdings, Inc.	1,239	311,039

The accompanying notes are an integral part of these financial statements.

7

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Medpace Holdings, Inc. (c)	1,289	421,915
Molina Healthcare, Inc. (c)	444	133,697
Ramsay Health Care Ltd.	6,467	138,340
Select Medical Holdings Corp.	1,962	35,689
Sonic Healthcare Ltd.	7,378	125,941
Teladoc Health, Inc. (c)	6,787	64,884
		4,620,642

Home Builders - 0.2%
Century Communities, Inc.	906	62,904
Installed Building Products, Inc. (a)	454	77,816
LCI Industries	681	70,701
Tri Pointe Homes, Inc. (c)	3,405	107,802
		319,223

Home Furnishings - 1.2%
Dolby Laboratories, Inc. - Class A	1,757	143,389
Lite-On Technology Corp.	14,413	47,000
Rational AG	393	354,564
Somnigroup International, Inc. (a)	1,675	106,999
Sonos, Inc. (c)	3,525	46,600
Sony Group Corp.	78,587	1,949,878
		2,648,430

Household Products & Wares - 1.5%
Avery Dennison Corp.	8,065	1,515,978
Henkel AG & Co. KGaA	22,123	1,694,531
Spectrum Brands Holdings, Inc.	800	61,952
		3,272,461

Housewares - 0.0%(b)
Newell Brands, Inc.	6,357	40,812

Insurance - 7.0%
Ageas SA/NV	9,263	507,204
AIA Group Ltd.	37,884	289,373
Aon PLC - Class A	3,034	1,241,270
Arthur J Gallagher & Co.	4,799	1,620,814
Assured Guaranty Ltd.	826	72,135
Baloise Holding AG	241	46,397
Bangkok Life Assurance PCL - NVDR	77,458	45,560
BB Seguridade Participacoes SA	88,220	568,992
Brighthouse Financial, Inc. (c)	1,027	60,911
Brown & Brown, Inc.	6,696	793,744
China Life Insurance Co. Ltd. - Class H	261,656	502,686
CNO Financial Group, Inc.	2,530	105,476
Dai-ichi Life Holdings, Inc.	6,518	190,962
DB Insurance Co. Ltd.	635	39,674
Definity Financial Corp.	1,683	72,832
Direct Line Insurance Group PLC	23,178	81,016
Employers Holdings, Inc.	1,416	73,349
Essent Group Ltd.	2,436	140,362
Gjensidige Forsikring ASA	8,525	174,996
Helvetia Holding AG	449	84,002
Hiscox Ltd.	3,402	50,804
Horace Mann Educators Corp.	2,056	87,030
Hyundai Marine & Fire Insurance Co. Ltd.	1,293	20,550
Insurance Australia Group Ltd.	55,306	271,698

The accompanying notes are an integral part of these financial statements.

8

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Intact Financial Corp.	9,367	1,853,503
Lincoln National Corp.	4,011	156,429
MGIC Investment Corp.	2,475	60,910
nib holdings Ltd.	12,909	53,624
OUTsurance Group Ltd.	12,622	48,510
Protector Forsikring ASA	1,965	55,489
Reinsurance Group of America, Inc. (a)	4,492	910,483
RenaissanceRe Holdings Ltd.	1,345	319,599
Ryan Specialty Holdings, Inc.	1,016	71,110
Safety Insurance Group, Inc.	855	65,100
Sampo Oyj - Class A	49,385	434,303
Selective Insurance Group, Inc.	785	67,545
Storebrand ASA	4,065	44,289
Suncorp Group Ltd.	32,908	411,529
Talanx AG	9,512	867,074
The Progressive Corp.	6,499	1,832,718
Trupanion, Inc. (a)(c)	898	31,017
Tryg A/S	8,875	194,310
Unipol Assicurazioni SpA	4,973	74,165
Willis Towers Watson PLC	1,735	589,293
		15,282,837

Internet - 4.6%
Auto Trader Group PLC (e)	49,288	481,343
Booking Holdings, Inc.	457	2,292,317
CAR Group Ltd.	3,172	73,180
CDW Corp.	4,339	773,210
Delivery Hero SE (c)(e)	3,542	103,216
Gen Digital, Inc.	22,144	605,195
Grab Holdings Ltd. - Class A (c)	50,914	246,933
IRESS Ltd. (c)	14,526	71,993
Kuaishou Technology - Class B (c)(e)	48,978	318,689
LY Corp.	97,478	327,503
Magnite, Inc. (a)(c)	4,228	66,676
MercadoLibre, Inc. (c)	561	1,190,369
MONY Group PLC	27,230	66,996
NAVER Corp.	6,323	894,703
Pinterest, Inc. - Class A (c)	20,156	745,369
Q2 Holdings, Inc. (c)	938	81,953
Rightmove PLC	7,557	63,848
SEEK Ltd.	6,647	99,120
Shutterstock, Inc. (a)	1,698	36,490
Trend Micro, Inc.	1,042	75,992
VeriSign, Inc. (c)	5,210	1,239,355
Wix.com Ltd. (c)	310	62,214
ZOZO, Inc.	5,042	156,752
		10,073,416

Investment Companies - 0.8%
Groupe Bruxelles Lambert NV	14,934	1,067,003
Investment AB Latour - Class B	25,161	682,516
Sofina SA	193	47,651
Wendel SE	470	47,218
		1,844,388

Leisure Time - 0.3%
Amadeus IT Group SA	7,804	590,206
BRP, Inc.	1,216	48,428
YETI Holdings, Inc. (c)	1,361	48,506
		687,140

The accompanying notes are an integral part of these financial statements.

9

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Lodging - 0.2%
H World Group Ltd.	45,653	161,149
Scandic Hotels Group AB	7,821	61,926
Whitbread PLC	5,482	184,577
		407,652

Machinery - Construction & Mining - 0.3%
Doosan Bobcat, Inc.	1,692	54,360
LS Electric Co. Ltd.	464	76,123
Vertiv Holdings Co. - Class A	5,582	531,239
		661,722

Machinery - Diversified - 4.0%
ATS Corp. (c)	1,594	46,540
Beijer Ref AB - Class A	2,968	44,375
CNH Industrial NV - Class A	60,152	774,758
Cognex Corp.	2,275	74,620
CSW Industrials, Inc.	254	77,747
Duerr AG	2,265	59,408
FANUC Corp.	15,703	449,014
Graco, Inc.	22,089	1,923,289
Husqvarna AB - Class B	8,176	41,889
Kone Oyj - Class B (a)	7,993	450,549
Nordson Corp.	6,339	1,333,028
SMC Corp.	1,175	421,049
Tennant Co.	1,080	93,485
The Toro Co.	2,198	176,302
Watts Water Technologies, Inc. - Class A	561	120,379
WEG SA	44,366	366,888
Xylem, Inc.	17,064	2,233,507
		8,686,827

Media - 0.3%
China South Publishing & Media Group Co. Ltd. - Class A	26,300	46,835
Cogeco Communications, Inc.	2,605	118,934
FactSet Research Systems, Inc.	93	42,942
Informa PLC	8,023	86,777
Liberty Global Ltd. - Class A (c)	6,092	70,424
Pearson PLC	7,533	129,140
Schibsted ASA - Class A	2,941	82,239
Scholastic Corp.	2,153	47,129
Vivendi SE	24,764	74,946
		699,366

Metal Fabricate & Hardware - 0.1%
Catcher Technology Co. Ltd.	8,222	51,744
Helios Technologies, Inc.	1,526	60,201
Mueller Industries, Inc.	1,001	80,260
Reliance Worldwide Corp. Ltd.	16,042	48,981
		241,186

Mining - 0.0%(b)
Ton Yi Industrial Corp.	106,120	52,393

Miscellaneous Manufacturers - 0.7%

The accompanying notes are an integral part of these financial statements.

10

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

China Railway Signal & Communication Corp. Ltd. - Class H	104,135	44,726
Enpro, Inc.	338	61,543
Fabrinet (c)	320	64,016
Federal Signal Corp.	1,031	83,800
Hillenbrand, Inc.	1,631	48,767
Indutrade AB	20,271	577,439
Knorr-Bremse AG	6,261	543,704
		1,423,995

Office Furnishings - 0.0%(b)
Steelcase, Inc. - Class A	4,696	57,103

Packaging & Containers - 0.7%
Amcor PLC (a)	60,525	612,513
AptarGroup, Inc.	2,898	425,282
Huhtamaki Oyj	1,902	70,657
Sealed Air Corp. (a)	4,147	141,744
SIG Group AG	5,045	100,089
Silgan Holdings, Inc.	2,362	128,280
TriMas Corp.	2,347	48,090
		1,526,655

Pharmaceuticals - 4.9%
Amplifon SpA	2,313	58,670
AstraZeneca PLC	10,736	1,617,855
Celltrion, Inc.	1,518	190,874
COSMO Pharmaceuticals NV	643	46,822
Elanco Animal Health, Inc. (c)	4,385	48,980
Eli Lilly & Co.	4,680	4,308,548
Fagron	2,357	45,496
Hikma Pharmaceuticals PLC	3,167	86,135
Kalbe Farma Tbk PT	817,207	53,232
Merck & Co., Inc.	28,266	2,607,538
Merck KGaA	2,342	331,374
Neurocrine Biosciences, Inc. (c)	622	73,844
Organon & Co.	2,419	36,067
Otsuka Holdings Co. Ltd.	4,121	200,314
Recordati Industria Chimica e Farmaceutica SpA	3,555	200,758
Sandoz Group AG	7,109	311,622
Sinopharm Group Co. Ltd. - Class H	16,687	42,015
Supernus Pharmaceuticals, Inc. (a)(c)	1,376	44,115
UCB SA	2,363	446,162
		10,750,421

Private Equity - 0.7%
3i Group PLC	23,768	1,184,225
EQT AB	9,144	283,900
Eurazeo SE	623	49,274
Onex Corp.	567	42,064
		1,559,463

Real Estate - 0.7%
Farglory Land Development Co. Ltd.	25,142	59,766
Huang Hsiang Construction Corp.	19,367	43,146
Land & Houses PCL - NVDR	1,440,158	186,275
Marcus & Millichap, Inc.	4,135	159,115
McGrath RentCorp	752	91,744
PEXA Group Ltd. (c)	7,626	58,377

The accompanying notes are an integral part of these financial statements.

11

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

REA Group Ltd.	4,645	687,926
Tokyu Fudosan Holdings Corp.	27,524	178,062
Zhuhai Huafa Properties Co. Ltd. - Class A	52,400	40,650
		1,505,061

Retail - 1.1%
B&M European Value Retail SA	16,951	59,272
Bapcor Ltd.	15,700	50,280
Bermaz Auto Bhd.	67,364	15,699
China Tourism Group Duty Free Corp. Ltd. - Class H (e)	7,404	44,749
Clas Ohlson AB - Class B	2,630	59,337
El Puerto de Liverpool SAB de CV	14,971	73,617
Europris ASA	13,011	93,733
Ferguson Enterprises, Inc.	2,676	474,990
Freshpet, Inc. (c)	604	64,646
GameStop Corp. - Class A (a)(c)	4,253	106,495
GMS, Inc. (c)	694	55,249
Jarir Marketing Co.	22,303	75,289
KOMEDA Holdings Co. Ltd.	2,928	52,869
La Comer SAB de CV	27,332	44,986
MR DIY Group M Bhd.	131,871	40,780
MSC Industrial Direct Co., Inc. - Class A	1,727	138,782
Pandora A/S	2,314	409,014
Papa John's International, Inc. (a)	1,214	55,055
Pepkor Holdings Ltd. (e)	67,021	93,066
President Chain Store Corp.	10,664	85,312
Raia Drogasil SA	16,857	49,837
Reece Ltd.	9,391	100,737
RH (c)	252	81,162
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	30,186	45,726
USS Co. Ltd.	6,645	60,455
Zensho Holdings Co. Ltd.	918	46,206
		2,477,343

Savings & Loans - 0.1%
Brookline Bancorp, Inc.	5,935	70,033
Capitol Federal Financial, Inc.	8,146	48,224
Northwest Bancshares, Inc.	7,869	99,307
		217,564

Semiconductors - 7.5%
Ambarella, Inc. (c)	845	51,908
Amkor Technology, Inc.	2,276	48,024
ASE Technology Holding Co. Ltd.	245,865	1,281,308
ASM International NV	3,551	1,895,265
BE Semiconductor Industries NV	7,454	824,829
Cirrus Logic, Inc. (c)	668	69,612
Disco Corp.	4,717	1,176,002
FormFactor, Inc. (a)(c)	939	31,269
Impinj, Inc. (a)(c)	251	24,262
Lasertec Corp.	4,878	432,787
MaxLinear, Inc. (c)	2,794	40,820
MediaTek, Inc.	32,392	1,495,585
Nova Ltd. (c)	353	84,431
Novatek Microelectronics Corp.	2,162	35,910
NVIDIA Corp.	38,418	4,799,177
NXP Semiconductors NV	17,472	3,766,788
Power Integrations, Inc. (a)	986	59,949

The accompanying notes are an integral part of these financial statements.

12

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Rambus, Inc. (c)	1,396	78,022
Silicon Laboratories, Inc. (a)(c)	606	85,022
Synaptics, Inc. (c)	639	42,263
Will Semiconductor Co. Ltd. Shanghai - Class A	4,919	95,770
		16,419,003

Software - 9.9%
ACI Worldwide, Inc. (c)	1,201	68,877
Adeia, Inc.	4,565	71,762
Adobe, Inc. (c)	4,151	1,820,463
Altair Engineering, Inc. - Class A (c)	819	91,400
ANSYS, Inc. (c)	4,029	1,342,664
Atlassian Corp. - Class A (c)	1,609	457,374
Autodesk, Inc. (c)	5,416	1,485,121
Box, Inc. - Class A (a)(c)	2,119	69,291
Broadridge Financial Solutions, Inc.	1,928	465,072
Cadence Design Systems, Inc. (c)	5,507	1,379,504
Capcom Co. Ltd.	2,528	62,087
Clear Secure, Inc. - Class A (a)	1,804	42,773
CommVault Systems, Inc. (c)	486	82,892
CSG Systems International, Inc.	1,880	120,884
Datadog, Inc. - Class A (c)	4,026	469,230
DocuSign, Inc. (a)(c)	4,917	408,947
Dynatrace, Inc. (c)	9,579	548,398
E2open Parent Holdings, Inc. - Class A (c)	14,965	34,270
Electronic Arts, Inc.	7,033	908,101
Fidelity National Information Services, Inc.	10,673	759,064
Guidewire Software, Inc. (c)	2,868	577,386
HubSpot, Inc. (c)	577	417,742
Manhattan Associates, Inc. (c)	2,060	364,373
Matterport, Inc. (c)(d)	9,438	51,502
Monday.com Ltd. (c)	898	266,500
MongoDB, Inc. (c)	694	185,596
MSCI, Inc.	1,495	882,812
Nemetschek SE	1,417	165,052
Nutanix, Inc. - Class A (c)	2,975	228,748
Open Text Corp.	4,824	125,108
Paychex, Inc.	9,501	1,441,017
Pro Medicus Ltd.	1,163	183,154
Procore Technologies, Inc. (c)	757	57,888
Progress Software Corp. (a)	861	47,045
PROS Holdings, Inc. (c)	1,876	45,362
PTC, Inc. (c)	5,653	925,000
ServiceNow, Inc. (c)	1,880	1,747,949
Sprout Social, Inc. - Class A (c)	1,509	40,019
SS&C Technologies Holdings, Inc.	19,022	1,693,909
SUSE SA (c)(d)	2,113	23,931
Take-Two Interactive Software, Inc. (c)	2,088	442,614
The Descartes Systems Group, Inc. (c)	1,306	146,198
Twilio, Inc. - Class A (c)	1,737	208,318
Veeva Systems, Inc. - Class A (c)	2,708	606,971
Verint Systems, Inc. (c)	1,840	41,529
WiseTech Global Ltd.	1,549	86,211
Xero Ltd. (c)	441	46,820
		21,736,928

Storage - Warehousing - 0.1%
Mitsui-Soko Holdings Co. Ltd.	1,882	97,163

The accompanying notes are an integral part of these financial statements.

13

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Telecommunications - 5.1%
America Movil SAB de CV (c)	800,612	569,763
AT&T, Inc.	114,730	3,144,749
BT Group PLC	179,636	361,448
Chunghwa Telecom Co. Ltd.	205,613	802,087
CITIC Telecom International Holdings Ltd.	154,816	47,382
Elisa Oyj	4,818	222,175
Extreme Networks, Inc. (c)	4,669	72,136
Freenet AG	2,695	88,008
Juniper Networks, Inc.	34,601	1,252,556
NEXTDC Ltd. (c)	8,471	70,271
Orange SA	48,358	580,624
PCCW Ltd.	281,873	163,110
Proximus SADP	9,316	58,229
Shenzhen Transsion Holdings Co. Ltd. - Class A	5,408	68,825
Singapore Telecommunications Ltd.	84,874	213,947
SoftBank Corp.	686,443	973,442
Spark New Zealand Ltd.	41,490	52,775
Taiwan Mobile Co. Ltd.	33,299	116,198
Tele2 AB - Class B	8,343	99,167
Telecom Italia SpA (c)	247,096	69,564
Telefonica SA	202,614	906,299
TIM SA	22,892	63,154
TIME dotCom Bhd.	78,670	90,085
TPG Telecom Ltd.	15,180	43,706
Vodacom Group Ltd.	122,087	768,775
Vodafone Group PLC	366,283	323,672
		11,222,147

Transportation - 0.6%
Central Japan Railway Co.	20,271	398,506
Forward Air Corp. - Class A (c)	1,305	29,323
JD Logistics, Inc. (c)(e)	93,868	168,024
Kuehne + Nagel International AG	2,730	628,150
Mitsubishi Logistics Corp.	6,619	46,207
Seibu Holdings, Inc.	2,107	44,155
Tokyu Corp.	3,915	45,036
		1,359,401

Water - 0.2%
American States Water Co.	3,377	258,476
SJW Group	2,072	109,132
		367,608
TOTAL COMMON STOCKS (Cost $204,001,022)		218,652,951

SHORT-TERM INVESTMENTS - 4.9%
Investments Purchased with Proceeds from Securities Lending - 4.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)	10,238,584	10,238,584

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.29% (f)	402,674	402,674
TOTAL SHORT-TERM INVESTMENTS (Cost $10,641,258)		10,641,258

TOTAL INVESTMENTS - 104.5% (Cost $214,642,280)		229,294,209
Liabilities in Excess of Other Assets - (4.5)%		(9,897,111)
TOTAL NET ASSETS - 100.0%		$219,397,098

The accompanying notes are an integral part of these financial statements.

14

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
February 28, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

LLC - Limited Liability Company

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $10,125,441 which represented 4.6% of net assets.

(b)	Represents less than 0.05% of net assets.

(c)	Non-income producing security.

(d)	Fair value determined using significant observable and unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $75,433 or 0.0% of net assets as of February 28, 2025.

(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $5,709,852 or 2.6% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

15

Statement of	Adasina Social Justice
Assets and Liabilities	All Cap Global ETF
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$229,294,209
Dividends receivable	280,074
Receivable for investments sold	109,575
Dividend tax reclaims receivable	78,768
Foreign currency, at value	17,327
Interest receivable	5,701
Security lending income receivable (Note 5)	1,087
Total assets	229,786,741

LIABILITIES:
Payable upon return of securities loaned (Note 5)	10,238,584
Payable to adviser (Note 4)	151,059
Total liabilities	10,389,643
NET ASSETS	$219,397,098

NET ASSETS CONSISTS OF:
Paid-in capital	$204,165,970
Total distributable earnings	15,231,128
Total net assets	$219,397,098

Net assets	$219,397,098
Shares issued and outstanding(a)	11,700,000
Net asset value per share	$18.75

COST:
Investments, at cost	$214,642,280
Foreign currency, at cost	$17,275

LOANED SECURITIES:
at value (included in investments)	$10,125,441

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

16

Adasina Social Justice
Statement of Operations	All Cap Global ETF
For the Six-Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,899,776
Less: Dividend withholding taxes	(110,388)
Less: Issuance fees	(146)
Interest income	13,161
Securities lending income (Note 5)	8,998
Total investment income	1,811,401

EXPENSES:
Investment advisory fee (Note 4)	926,716
Total expenses	926,716
NET INVESTMENT INCOME	884,685

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,755,330
Foreign currency translation	(144,978)
Net realized gain (loss)	16,610,352
Net change in unrealized appreciation (depreciation) on:
Investments	(12,890,099)
Foreign currency translation	(8,149)
Net change in unrealized appreciation (depreciation)	(12,898,248)
Net realized and unrealized gain (loss)	3,712,104
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,596,789

The accompanying notes are an integral part of these financial statements.

17

Adasina Social Justice
Statements of Changes in Net Assets	All Cap Global ETF

	Six-Months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$884,685	$1,482,433
Net realized gain (loss)	16,610,352	5,014,877
Net change in unrealized appreciation (depreciation)	(12,898,248)	19,710,590
Net increase (decrease) in net assets from operations	4,596,789	26,207,900

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,420,038)	(1,622,195)
Total distributions to shareholders	(1,420,038)	(1,622,195)

CAPITAL TRANSACTIONS:
Subscriptions	74,366,292	53,515,350
Redemptions	(61,536,960)	(16,204,300)
ETF transaction fees (Note 10)	—	834
Net increase (decrease) in net assets from capital transactions	12,829,332	37,311,884

NET INCREASE (DECREASE) IN NET ASSETS	16,006,083	61,897,589

NET ASSETS:
Beginning of the period	203,391,015	141,493,426
End of the period	$219,397,098	$203,391,015

SHARES TRANSACTIONS
Subscriptions	3,900,000	3,200,000
Redemptions	(3,200,000)	(1,000,000)
Total increase (decrease) in shares outstanding	700,000	2,200,000

The accompanying notes are an integral part of these financial statements.

18

Adasina Social Justice
Financial Highlights	All Cap Global ETF
For a share outstanding throughout the periods presented

	Six-Months	Year ended August 31,
	ended February 28, 2025 (Unaudited)	2024	2023	2022	Period ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.49	$16.08	$14.67	$17.82	$15.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.15	0.16	0.15	0.10
Net realized and unrealized gain (loss) on investments(c)	0.31	2.42	1.44	(3.17)	2.79
Total from investment operations	0.39	2.57	1.60	(3.02)	2.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.16)	(0.19)	(0.13)	(0.07)
Total distributions	(0.13)	(0.16)	(0.19)	(0.13)	(0.07)

ETF transaction fees per share	—	0.00(d)	—	—	—
Net asset value, end of period	$18.75	$18.49	$16.08	$14.67	$17.82

TOTAL RETURN(e)	2.11%	16.11%	10.99%	-17.06%	19.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$219,397	$203,391	$141,493	$96,815	$71,270
Ratio of expenses to average net assets(f)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets(f)	0.85%	0.91%	1.02%	0.93%	0.80%
Portfolio turnover rate(e)(g)	42%	82%	108%	85%	81%

(a)	Inception date of the Fund was December 8, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

19

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company's net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund's administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

20

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$218,577,518	$51,502	$23,931	$218,652,951
Investments Purchased with Proceeds from
Securities Lending (a)	—	—	—	10,238,584
Short-Term Investments	402,674	—	—	402,674
Total Investments	$218,980,192	$51,502	$23,931	$229,294,209

Common Stocks
Balance as of August 31, 2024	$25,471
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	(1,540)
Purchases	—
Sales	—
Corporate actions	—
Transfer into and/or out of Level 3	—
Balance as of February 28, 2025	$23,931

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at February 28, 2025.	$(1,540)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

21

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

As of February 28, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

22

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in emerging and developing markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not necessarily associated with investments in U.S. securities and in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

C.	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

D.	Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

E.	Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

F.	Index Risk. The Adasina Social Justice Index (the “Index”) may not reflect all companies meeting the Index’s eligibility criteria if certain company characteristics are not known at the time the Index is composed or reconstituted.

G.	Management Risk. The Fund is actively-managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

H.	ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times

23

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

I.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

J.	Market Capitalization Risk.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

K.	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by independent third parties (“Third Party Data”). Third Party Data is carefully compiled from sources determined by Adasina to be reliable and is valid at the time it is obtained, but Adasina cannot guarantee the accuracy of any third-party information. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio

24

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub -advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub -Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b -1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended February 28, 2025 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to -day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2025, market value of the securities on loan and payable on collateral received for securities lending were as follows:

25

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$10,125,441	$10,238,584	4.6%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended February 28, 2025, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six-months ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, in-kind transactions and U.S. government securities were $94,511,629 and $87,934,854, respectively.

For the six-months ended February 28, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 28, 2025, in-kind transactions associated with creations and redemptions for the Fund were $66,880,585 and $61,104,899, respectively.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 28, 2025 (estimated) and the prior fiscal year ended August 31, 2024 were as follows:

Distributions paid from:	February 28, 2025	August 31, 2024
Ordinary income	$1,420,038	$1,622,195

As of the prior fiscal year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

26

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

Investments, at cost (a)	$190,239,836
Gross tax unrealized appreciation	30,829,540
Gross tax unrealized depreciation	(4,745,016)
Net tax unrealized appreciation (depreciation)	26,084,524
Undistributed ordinary income (loss)	684,205
Undistributed long-term capital gain (loss)	—
Total distributable earnings	684,205
Other accumulated gain (loss)	(14,714,352)
Total distributable earnings	$12,054,377

(a) The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and PFIC mark to market adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2024, the Fund had not elected to defer any post-October or late-year losses. As of the most recent fiscal year ended August 31, 2024, the Fund had long-term and short-term capital loss carryovers of $(5,408,251) and $(9,306,101), respectively, which do not expire.

NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended February 28, 2025, were as follows for the Fund:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of February 28, 2025	—
Average interest rate, when in use	8.50%
Interest rate terms	Prime
Interest rate as of February 28, 2025	7.50%
Expiration date	June 25, 2025

Interest expense incurred for the six-months ended February 28, 2025 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

27

Adasina Social Justice
Notes to the Financial Statements	All Cap Global ETF
February 28, 2025 (Unaudited)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $7,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 3% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Adasina Social Justice All Cap Global ETF Semi-Annual Report – Investment Advisory and Sub-Advisory Agreements Renewal Rider

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 18, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that although the Fund is actively-managed, the Fund seeks to invest its assets to achieve exposures similar to those of the Adasina Social Justice Index (the “JSTC Index”). The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR) and in comparison to the JSTC Index. The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. global large-stock blend funds) (the “JSTC Peer Group”), as well as a peer group of ETFs representing a subset of the JSTC Peer Group based on select criteria (the “JSTC Select Peer Group”). The Board noted that the Fund underperformed the Dow Jones Global Index TR for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024. The Board noted that the Fund underperformed the JSTC Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the JSTC Peer Group median and average for the one-year and three-year periods ended August 2, 2024. The Board noted that the Fund ranked 27 out of 34 funds in the JSTC Peer Group for the one-year period ended August 2, 2024, and 19 out of 22 funds in the JSTC Peer Group for the three-year period ended August 2, 2024.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to an agreement with the Sub-Adviser who has contractually agreed to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.89% was above the JSTC Peer Group and JSTC Select Peer Group averages of 0.434% and 0.608%, respectively, and that the Fund’s expense ratio of 0.89% was above the JSTC Peer Group and JSTC Select Peer Group averages of 0.442% and 0.678%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

The Board met at a meeting held on February 22, 2024 to consider the approval of an amended sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, proposed to be entered into between the Adviser and Adasina. The Board 's approval of the Sub-Advisory Agreement was required because the Sub-Advisory Agreement delegated proxy voting authority to Adasina, a service which had previously been performed by Tidal. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. The Trustees also reviewed the Fund’s performance and expenses against a peer group of funds prepared by Tidal ETF Services LLC in partnership with AltaVista Research, LLC, a third-party research firm, consisting of a peer group of exchange-traded funds in the Fund’s designated Morningstar category. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of overall services that had been provided by Adasina under the existing sub-advisory agreement and those to be provided by Adasina to the Fund under the Sub-Advisory Agreement, as well as Adasina’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board also considered that Adasina would be assuming responsibility for voting proxies for the Fund under the Sub-Advisory Agreement. The Board considered the qualifications, experience and responsibilities of Rachel Robasciotti and Maya Philipson, who have served as co-portfolio managers for the Fund since its inception, as well as the responsibilities of other key personnel of Adasina involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Adasina, including information regarding Adasina’s compliance program, its compliance personnel and compliance record, as well as Adasina’s cybersecurity program and business continuity plan. The Board noted that Adasina does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services to be provided to the Fund under the Sub-Advisory Agreement, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board considered how Adasina had provided such services under the existing sub-Advisory agreement. The Board noted that Adasina would continue to have full discretionary authority for portfolio management decisions for the Fund under the Sub-Advisory Agreement, subject to oversight by the Adviser, as it had been responsible under the existing sub-advisory agreement.

The Board concluded that Adasina had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as Adasina’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. The Board noted that, pursuant to the existing sub-advisory agreement, Adasina had served as the investment sub-adviser to the Fund since inception and has been responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to the Fund’s benchmark index, the Dow Jones Global Index TR, in comparison to the Adasina Social Justice Index (the “JSTC Index”), and in comparison to a peer group of funds prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (U.S. global large-stock blend funds) (the “JSTC Peer Group”). The Board noted that the Fund underperformed the Dow Jones Global Index Total Return for the one-year period ended December 31, 2023, but outperformed the Dow Jones Global Index TR over the three-year and since inception periods ended December 31, 2023. The Board noted that the Fund underperformed but was generally in line with the performance for the JSTC Index for the one-year, three-year and since inception periods ended December 31, 2023 and discussed factors that accounted for such differences. The Board also noted that the Fund ranked third out of fifteen funds in the JSTC Peer Group over the one-year period ended February 2, 2024 and third out of nine funds in the JSTC Peer Group over the three-year period ended February 2, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Adasina has the necessary expertise and resources in providing investment sub-advisory services in accordance with the Fund’s investment objective and investment strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Adasina’s continued management.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to Adasina under the Sub-Advisory Agreement. The Board noted that the sub-advisory fee payable under the Sub-Advisory Agreement would remain unchanged at 0.02% of the Fund’s average daily net assets.

Further, since the sub-advisory fee is paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to Adasina. Consequently, the Board did not consider the cost of services provided by Adasina or the potential profitability of its relationship with the Fund to be material factors for consideration given that Adasina is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to Adasina was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to Adasina by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by Adasina.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fee payable to Adasina is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Adasina from its association with the Fund. The Board concluded that the benefits Adasina may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that Adasina will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2025

* Print the name and title of each signing officer under his or her signature.